Annual Total Returns[BarChart] - PIMCO RAE Fundamental Advantage PLUS Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.54%)	10.77%	3.57%	(0.24%)	(7.30%)	7.94%	(0.75%)	(1.83%)	(1.11%)	(9.72%)